Pension and Other Retirement Plans - Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Employee compensation and benefits	$ 0	$ 0
Pension obligations, net	(456,073)	(469,116)
Postretirement medical, life and other benefits	0	0
Net amount recognized	(456,073)	(469,116)
Other Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Employee compensation and benefits	(1,409)	(1,495)
Pension obligations, net	0	0
Postretirement medical, life and other benefits	(8,646)	(12,510)
Net amount recognized	$ (10,055)	$ (14,005)